UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler   Los Angeles, CA   2/12/2010
   --------------------------   ---------------   ---------
             [Signature]         [City, State]     [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             38
                                               -------------

Form 13F Information Table Value Total:          $1,317,980
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


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                                                         FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2         COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
                                                         VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
---------------------------  --------------- -------- ---------- --------- ---- ----  -----------  --------  ------  ------  ------

ACTIVISION BLIZZARD INC      COM             00507V109   17,182  1,546,500  SH          Sole          0    1,546,500   0       0
AMERIPRISE FINL INC          COM             03076C106   77,182  1,988,200  SH          Sole          0    1,988,200   0       0
APOLLO GROUP INC             CL A            037604105   19,858    327,800  SH          Sole          0      327,800   0       0
APPLE INC                    COM             037833100   56,806    269,400  SH          Sole          0      269,400   0       0
ARCHER DANIELS MIDLAND CO    COM             039483102   38,806  1,239,400  SH          Sole          0    1,239,400   0       0
BANK OF AMERICA CORPORATION  COM             060505104   13,656    906,800  SH          Sole          0      906,800   0       0
BANK OF AMERICA CORPORATION  UNIT 99/99/9999 060505419   55,874  3,744,877  SH          Sole          0    3,744,877   0       0
BOSTON SCIENTIFIC CORP       COM             101137107   19,184  2,131,600  SH          Sole          0    2,131,600   0       0
CANADIAN NAT RES LTD         COM             136385101    9,428    131,040  SH          Sole          0      131,040   0       0
CF INDS HLDGS INC            COM             125269100   40,615    447,400  SH          Sole          0      447,400   0       0
COMCAST CORP NEW             CL A SPL        20030N200   35,462  2,215,000  SH          Sole          0    2,215,000   0       0
COMCAST CORP NEW             CL A            20030N101   35,674  2,115,900  SH          Sole          0    2,115,900   0       0
CONOCOPHILLIPS               COM             20825C104   56,655  1,109,360  SH          Sole          0    1,109,360   0       0
CVS CAREMARK CORPORATION     COM             126650100   58,825  1,826,300  SH          Sole          0    1,826,300   0       0
E M C CORP MASS              COM             268648102   37,889  2,168,800  SH          Sole          0    2,168,800   0       0
EXPRESS SCRIPTS INC          COM             302182100   36,638    423,800  SH          Sole          0      423,800   0       0
GOODRICH CORP                COM             382388106   19,044    296,400  SH          Sole          0      296,400   0       0
GOODYEAR TIRE & RUBR CO      COM             382550101   35,735  2,534,426  SH          Sole          0    2,534,426   0       0
HESS CORP                    COM             42809H107    9,390    155,200  SH          Sole          0      155,200   0       0
LEAP WIRELESS INTL INC       COM NEW         521863308   18,409  1,048,945  SH          Sole          0    1,048,945   0       0
LOCKHEED MARTIN CORP         COM             539830109   36,010    477,900  SH          Sole          0      477,900   0       0
LOEWS CORP                   COM             540424108   19,953    548,906  SH          Sole          0      548,906   0       0
MICROSOFT CORP               COM             594918104   75,960  2,491,300  SH          Sole          0    2,491,300   0       0
MOTOROLA INC                 COM             620076109   17,784  2,291,700  SH          Sole          0    2,291,700   0       0
NAVISTAR INTL CORP NEW       COM             63934E108   20,666    534,702  SH          Sole          0      534,702   0       0
NORFOLK SOUTHERN CORP        COM             655844108   36,028    687,300  SH          Sole          0      687,300   0       0
ORACLE CORP                  COM             68389X105   79,549  3,241,600  SH          Sole          0    3,241,600   0       0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR   71654V408    9,001    188,780  SH          Sole          0      188,780   0       0
PFIZER INC                   COM             717081103   74,250  4,081,900  SH          Sole          0    4,081,900   0       0
SPDR GOLD TRUST              GOLD SHS        78463V107    7,570     13,300  SH  CALL    Sole          0       13,300   0       0
SPRINT NEXTEL CORP           COM SER 1       852061100   17,166  4,690,300  SH          Sole          0    4,690,300   0       0
STRAYER ED INC               COM             863236105   20,449     96,233  SH          Sole          0       96,233   0       0
SUNCOR ENERGY INC NEW        COM             867224107    9,125    258,436  SH          Sole          0      258,436   0       0
TERRA INDS INC               COM             880915103   21,828    678,110  SH          Sole          0      678,110   0       0
UNITED STATES OIL FUND LP    UNITS           91232N108   33,997    865,500  SH          Sole          0      865,500   0       0
XEROX CORP                   COM             984121103   19,250  2,275,400  SH          Sole          0    2,275,400   0       0
XTO ENERGY INC               COM             98385X106    9,166    197,000  SH          Sole          0      197,000   0       0
YAHOO INC                    COM             984332106  117,916  7,027,173  SH          Sole          0    7,027,173   0       0

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